As filed with the Securities and Exchange Commission on 3/2/2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23011

PENN CAPITAL FUNDS TRUST
(Exact name of registrant as specified in charter)

Navy Yard Corporate Center

3 Crescent Drive, Suite 400

Philadelphia, Pennsylvania 19112

(Address of principal executive offices) (Zip code)

Richard A. Hocker
Navy Yard Corporate Center 3 Crescent Drive, Suite 400 Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

With copies to:

Lisa L.B. Matson, Esq.
Navy Yard Corporate Center 3 Crescent Drive, Suite 400 Philadelphia, Pennsylvania 19112

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103

(215) 302-1500

Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period: December 31, 2015

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

DECEMBER 31, 2015

PENN CAPITAL SMALL/MID CAP EQUITY FUND
PENN CAPITAL SMALL CAP EQUITY FUND
PENN CAPITAL HIGH YIELD FUND
PENN CAPITAL SENIOR FLOATING RATE FUND

PENN CAPITAL FUNDS TRUST
Disclosure of Fund Expenses (Unaudited)
FOR THE ONE MONTH PERIOD OF DECEMBER 1, 2015 TO DECEMBER 31, 2015

Cost in Dollars of a $1,000 Investment in PENN Capital Small/Mid Cap Equity Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the one-month period from December 1, 2015, to December 31, 2015, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the one-month period and held for the entire period from December 1, 2015, to December 31, 2015.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the one month ended December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the one-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 12/1/15	Ending Account Value (Based on Actual Returns and Expenses) 12/31/15	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/15	Expenses Paid During Period[1]
Institutional Class Shares[3]	$1,000.00	$948.00	$0.87	$1,003.34	$0.90

1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2015.

2.	Expenses are equal to the Fund’s annualized expense ratio of each class (1.06% for the Institutional Class) multiplied by the average account value over the period, divided by 366 and multiplied by 31 for the Institutional Class (to reflect the one-month period). The table above represents the actual expenses incurred during the one-month period.

3.	Expenses paid during the period reflect ongoing costs for the period from inception through December 31, 2015. Had these shares been offered for the full six-month period ended December 31, 2015, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $5.38 for Institutional Class shares.

1

PENN CAPITAL FUNDS TRUST
Disclosure of Fund Expenses (Unaudited)
FOR THE PERIOD OF DECEMBER 18, 2015 TO DECEMBER 31, 2015

Cost in Dollars of a $1,000 Investment in PENN Capital Small Cap Equity Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the period from December 18, 2015, to December 31, 2015, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 18, 2015, to December 31, 2015.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the period ended December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the one-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 12/18/15	Ending Account Value (Based on Actual Returns and Expenses) 12/31/15	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/15	Expenses Paid During Period[1]
Institutional Class Shares[3]	$1,000.00	$1,007.00	$0.42	$1,001.50	$0.42

1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2015.

2.	Expenses are equal to the Fund’s annualized expense ratio of each class (1.09% for the Institutional Class) multiplied by the average account value over the period, divided by 366 and multiplied by 14 for the Institutional Class (to reflect the fourteen day period). The table above represents the actual expenses incurred during the fourteen day period.

3.	Expenses paid during the period reflect ongoing costs for the period from inception through December 31, 2015. Had these shares been offered for the full six-month period ended December 31, 2015, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $5.53 for Institutional Class shares.

2

PENN CAPITAL FUNDS TRUST
Disclosure of Fund Expenses (Unaudited)
FOR THE ONE MONTH PERIOD OF DECEMBER 1, 2015 TO DECEMBER 31, 2015

Cost in Dollars of a $1,000 Investment in PENN Capital High Yield Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the one-month period from December 1, 2015, to December 31, 2015, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the one-month period and held for the entire period from December 1, 2015, to December 31, 2015.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the one month ended December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the one-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 12/1/15	Ending Account Value (Based on Actual Returns and Expenses) 12/31/15	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/15	Expenses Paid During Period[1]
Institutional Class Shares[3]	$1,000.00	$970.90	$0.60	$1,003.63	$0.61

1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2015.

2.	Expenses are equal to the Fund’s annualized expense ratio of each class (0.72% for the Institutional Class) multiplied by the average account value over the period, divided by 366 and multiplied by 31 for the Institutional Class (to reflect the one-month period). The table above represents the actual expenses incurred during the one-month period.

3.	Expenses paid during the period reflect ongoing costs for the period from inception through December 31, 2015. Had these shares been offered for the full six-month period ended December 31, 2015, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $3.66 for Institutional Class shares.

3

PENN CAPITAL FUNDS TRUST
Disclosure of Fund Expenses (Unaudited)
FOR THE ONE MONTH PERIOD OF DECEMBER 1, 2015 TO DECEMBER 31, 2015

Cost in Dollars of a $1,000 Investment in PENN Capital Senior Floating Rate Income Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the one-month period from December 1, 2015, to December 31, 2015, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the one-month period and held for the entire period from December 1, 2015, to December 31, 2015.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the one month ended December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the one-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 12/1/15	Ending Account Value (Based on Actual Returns and Expenses) 12/31/15	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/15	Expenses Paid During Period[1]
Institutional Class Shares[3]	$1,000.00	$992.00	$0.62	$1,003.61	$0.63

1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2015.

2.	Expenses are equal to the Fund’s annualized expense ratio of each class (0.74% for the Institutional Class) multiplied by the average account value over the period, divided by 366 and multiplied by 31 for the Institutional Class (to reflect the one-month period). The table above represents the actual expenses incurred during the one-month period.

3.	Expenses paid during the period reflect ongoing costs for the period from inception through December 31, 2015. Had these shares been offered for the full six-month period ended December 31, 2015, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $3.76 for Institutional Class shares.

4

PENN CAPITAL SMALL/MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
Common Stocks: 95.6%
Air Freight & Logistics: 1.0%
XPO Logistics, Inc. (a)	3,787	$103,196
Airlines: 1.3%
Spirit Airlines, Inc. (a)	3,207	127,799
Banks: 10.8%
BankUnited, Inc.	5,120	184,627
BNC Bancorp	3,302	83,805
First Horizon National Corp.	8,803	127,820
FirstMerit Corp.	6,486	120,964
Opus Bank	4,425	163,592
PacWest Bancorp	3,462	149,212
PrivateBancorp, Inc.	6,054	248,335
		1,078,355
Biotechnology: 1.8%
Medivation, Inc. (a)	3,662	177,021
Building Products: 1.5%
A. O. Smith Corp.	1,983	151,918
Capital Markets: 2.5%
LPL Financial Holdings, Inc.	2,842	121,211
WisdomTree Investments, Inc.	8,329	130,599
		251,810
Commercial Services & Supplies: 1.6%
Mobile Mini, Inc.	5,106	158,950
Construction & Engineering: 0.7%
Quanta Services, Inc. (a)	3,666	74,237
Construction Materials: 1.4%
Summit Materials, Inc. (a)	6,736	134,994
Consumer Finance: 1.4%
Sallie Mae Corp. (a)	21,147	137,878
Containers & Packaging: 1.6%
Berry Plastics Group, Inc. (a)	4,510	163,172
Energy Equipment & Services: 0.8%
Superior Energy Services, Inc.	5,889	79,325
Health Care Equipment & Supplies: 1.6%
NuVasive, Inc. (a)	3,001	162,384
Health Care Providers & Services: 2.8%
Community Health Systems, Inc. (a)	5,037	133,632
WellCare Health Plans, Inc. (a)	1,863	145,705
		279,337
Hotels, Restaurants & Leisure: 9.2%
Bloomin’ Brands, Inc.	4,257	71,901
Boyd Gaming Corp. (a)	8,898	176,803
Fiesta Restaurant Group, Inc. (a)	4,044	135,879
Jack In The Box, Inc.	1,575	120,818
Krispy Kreme Doughnuts, Inc. (a)	6,891	103,847
La Quinta Holdings, Inc. (a)	9,751	132,711
Pinnacle Entertainment, Inc. (a)	2,975	92,582
Scientific Games Corp. (a)	9,075	81,403
		915,944

	Shares	Value
Household Durables: 3.1%
CalAtlantic Group, Inc.	4,739	179,703
TopBuild Corp. (a)	4,124	126,895
		306,598
Industrial Conglomerates: 1.8%
Carlisle Companies, Inc.	2,034	180,395
Insurance: 2.4%
Arch Capital Group Ltd. (a)	1,400	97,650
Primerica, Inc.	3,075	145,232
		242,882
Internet Software & Services: 4.3%
GoDaddy, Inc. (a)	5,231	167,706
IAC/InterActiveCorp	2,015	121,001
Match Group, Inc. (a)	10,498	142,248
		430,955
IT Services: 1.6%
VeriFone Systems, Inc. (a)	5,624	157,584
Leisure Products: 1.6%
Brunswick Corp.	3,232	163,248
Life Sciences Tools & Services: 1.7%
ICON plc (a)	2,189	170,085
Machinery: 1.7%
Oshkosh Corp.	4,365	170,410
Media: 6.2%
E. W. Scripps Co.	9,243	175,617
Lions Gate Entertainment Corp.	5,065	164,055
Media General, Inc. (a)	5,803	93,719
Nexstar Broadcasting Group, Inc.	3,256	191,127
		624,518
Multiline Retail: 1.7%
Burlington Stores, Inc. (a)	3,844	164,908
Oil, Gas & Consumable Fuels: 4.2%
Gulfport Energy Corp. (a)	4,566	112,187
Memorial Resource Development Corp. (a)	11,116	179,523
Rice Energy, Inc. (a)	8,329	90,786
Whiting Petroleum Corp. (a)	4,474	42,235
		424,731
Pharmaceuticals: 6.3%
Akorn, Inc. (a)	4,258	158,866
Depomed, Inc. (a)	7,825	141,867
Impax Laboratories, Inc. (a)	3,959	169,287
Sagent Pharmaceuticals, Inc. (a)	9,740	154,963
		624,983
Professional Services: 1.7%
TransUnion (a)	6,141	169,307
Real Estate Management
& Development: 4.2%
Forest City Enterprises, Inc. (a)	6,314	138,466
Jones Lang La Salle, Inc.	1,067	170,570
Realogy Holdings Corp. (a)	3,055	112,027
		421,063

The accompanying notes are an integral part of the financial statements.

5

PENN CAPITAL SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
Road & Rail: 0.9%
Genesee & Wyoming, Inc. (a)	1,689	90,682
Semiconductors &
Semiconductor Equipment: 2.8%
Cavium, Inc. (a)	2,136	140,357
Rambus, Inc. (a)	12,248	141,954
		282,311
Software: 4.7%
Cadence Design System, Inc. (a)	4,854	101,012
Ellie Mae, Inc. (a)	2,097	126,302
Fair Isaac Corp.	1,159	109,155
Fortinet, Inc. (a)	4,273	133,189
		469,658
Specialty Retail: 2.9%
Penske Automotive Group, Inc.	3,547	150,180
Select Comfort Corp. (a)	6,416	137,366
TravelCenters of America (a)	1	5
		287,551
Trading Companies & Distributors: 1.8%
HD Supply Holdings, Inc. (a)	5,989	179,850
Total Common Stocks (cost $10,051,471)		9,558,039

Real Estate Investment Trusts
(REITs): 2.2%
Columbia Property Trust, Inc.	5,525	129,727
FelCor Lodging Trust, Inc.	12,633	92,221
Total REITs (cost $233,011)		221,948

Short-Term Investments: 2.3%
Short Term Treasury Investment, 0.15% (b)	226,327	226,327
Total Short-Term Investments
(cost $226,327)		226,327

Total Investments - 100.1%
(cost $10,510,809)		10,006,314
Liabilities in Excess of Other Assets (0.1)%		(6,217)
Net Assets: 100.0%		$10,000,097

(a)	No distribution or dividend was made during the period ended December 31, 2015. As such, it is classified as a non-income producing security as of December 31, 2015.

(b)	Rate reported is the current yield as of December 31, 2015.

Country Exposure (as a percentage of total investments)
United States	95.68%
Ireland	1.70%
Canada	1.64%
Bermuda	0.98%

Sector Allocation (as a percentage of total investments)

The accompanying notes are an integral part of the financial statements.

6

PENN CAPITAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
Common Stocks: 96.8%
Aerospace & Defense: 1.0%
Cubic Corp.	82	$3,875
Banks: 14.1%
BankUnited, Inc.	163	5,878
Capital Bank Financial Corp.	224	7,164
Cascade Bancorp (a)	813	4,935
FCB Financial Holdings, Inc. (a)	195	6,979
Pinnacle Financial Partners, Inc.	126	6,471
PrivateBancorp, Inc.	170	6,974
Talmer Bancorp, Inc.	394	7,135
Texas Capital Bancshares, Inc. (a)	81	4,003
Western Alliance Bancorporation (a)	178	6,383
		55,922
Biotechnology: 1.6%
Acorda Therapeutics, Inc. (a)	148	6,332
Building Products: 1.1%
NCI Building Systems, Inc. (a)	345	4,282
Capital Markets: 3.5%
HFF, Inc.	147	4,567
KCG Holdings, Inc. (a)	429	5,281
WisdomTree Investments, Inc.	250	3,920
		13,768
Chemicals: 1.3%
PolyOne Corp.	162	5,145
Commercial Services & Supplies: 2.5%
HNI Corp.	98	3,534
Mobile Mini, Inc.	200	6,226
		9,760
Construction & Engineering: 1.2%
Tutor Perini Corp. (a)	292	4,888
Diversified Telecommunication Services: 1.1%
inContact, Inc. (a)	471	4,493
Electronic Equipment, Instruments
& Components: 0.9%
Rogers Corp. (a)	68	3,507
Energy Equipment & Services: 2.0%
Superior Energy Services, Inc.	203	2,734
U.S. Silica Holdings, Inc.	267	5,001
		7,735
Health Care Equipment & Supplies: 1.6%
NuVasive, Inc. (a)	117	6,331
Health Care Providers & Services: 2.3%
TeamHealth Holdings, Inc. (a)	78	3,423
WellCare Health Plans, Inc. (a)	74	5,788
		9,211

	Shares	Value
Hotels, Restaurants & Leisure: 11.0%
Belmond Ltd. (a)	670	6,365
Boyd Gaming Corp. (a)	366	7,272
Fiesta Restaurant Group, Inc. (a)	154	5,174
Jack In The Box, Inc.	33	2,532
Krispy Kreme Doughnuts, Inc. (a)	345	5,199
Pinnacle Entertainment, Inc. (a)	173	5,384
Scientific Games Corp. (a)	498	4,467
SeaWorld Entertainment, Inc.	364	7,167
		43,560
Household Durables: 4.3%
Beazer Homes USA, Inc. (a)	341	3,918
La-Z-Boy, Inc.	240	5,861
TopBuild Corp. (a)	233	7,169
		16,948
Internet Software & Services: 2.9%
Demandware, Inc. (a)	110	5,937
Gogo, Inc. (a)	310	5,518
		11,455
IT Services: 1.8%
VeriFone Systems, Inc. (a)	249	6,977
Life Sciences Tools & Services: 2.2%
Cambrex Corp. (a)	104	4,897
ICON plc (a)	50	3,885
		8,782
Media: 11.7%
E. W. Scripps Co.	440	8,360
Gray Television, Inc. (a)	470	7,661
IMAX Corp. (a)	146	5,189
Media General, Inc. (a)	497	8,027
Nexstar Broadcasting Group, Inc.	127	7,455
Sinclair Broadcast Group, Inc.	200	6,508
Townsquare Media, Inc. (a)	269	3,217
		46,417
Metals & Mining: 0.9%
Kaiser Aluminum Corp.	43	3,597
Multiline Retail: 1.4%
Burlington Stores, Inc. (a)	130	5,577
Oil, Gas & Consumable Fuels: 5.7%
Bonanza Creek Energy, Inc. (a)	663	3,494
Carrizo Oil & Gas, Inc. (a)	105	3,106
Memorial Resource Development Corp. (a)	347	5,604
Parsley Energy, Inc. (a)	215	3,967
PDC Energy, Inc. (a)	66	3,523
Rice Energy, Inc. (a)	277	3,019
		22,713

The accompanying notes are an integral part of the financial statements.

7

PENN CAPITAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
Pharmaceuticals: 6.7%
Akorn, Inc. (a)	185	6,902
BioDelivery Sciences International, Inc. (a)	575	2,754
Depomed, Inc. (a)	339	6,146
Impax Laboratories, Inc. (a)	148	6,329
Sagent Pharmaceuticals, Inc. (a)	290	4,614
		26,745
Road & Rail: 1.4%
Swift Transportation Co. (a)	393	5,431
Semiconductors & Semiconductor Equipment: 2.2%
Cavium, Inc. (a)	57	3,746
Rambus, Inc. (a)	429	4,972
		8,718
Software: 7.5%
Callidus Software, Inc. (a)	272	5,051
Ellie Mae, Inc. (a)	85	5,120
Fair Isaac Corp.	57	5,368
Model N, Inc. (a)	354	3,951
PROS Holdings, Inc. (a)	210	4,838
Tyler Technologies, Inc. (a)	32	5,578
		29,906
Specialty Retail: 1.3%
Select Comfort Corp. (a)	240	5,138
Trading Companies & Distributors: 1.6%
Beacon Roofing Supply, Inc. (a)	158	6,506
Total Common Stocks (cost $382,170)		383,719

Real Estate Investment Trusts (REITs): 2.5%
FelCor Lodging Trust, Inc.	801	5,847
Ryman Hospitality Properties, Inc.	76	3,925
Total REITs (cost $9,996)		9,772

Short-Term Investments: 1.0%
Short Term Treasury Investment, 0.15% (b)	3,895	3,895
Total Short-Term Investments
(cost $3,895)		3,895

Total Investments - 100.3% (cost $396,061)		397,386
Liabilities in Excess of Other Assets (0.3)%		(1,111)
Net Assets: 100.0%		$396,275

(a)	No distribution or dividend was made during the period ended December 31, 2015. As such, it is classified as a non-income producing security as of December 31, 2015.

(b)	Rate reported is the current yield as of December 31, 2015.

Country Exposure (as a percentage of total investments)
United States	96.11%
Bermuda	1.60%
Canada	1.31%
Ireland	0.98%

Sector Allocation (as a percentage of total investments)

The accompanying notes are an integral part of the financial statements.

8

PENN CAPITAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

	Principal	Value
Corporate Bonds: 90.6%
Aerospace: 1.0%
TransDigm, Inc., 7.500%, 7/15/21	10,000	10,350
Triumph Group, Inc., 4.875%, 4/1/21	50,000	40,281
		50,631
Airline Companies: 1.0%
Air Canada, 7.750%, 4/15/21 (b)	50,000	52,000
Beverage: 0.7%
Cott Beverages, Inc., 5.375%, 7/1/22	35,000	34,300
Building & Construction: 2.0%
Hovnanian Enterprises, Inc.,
7.250%, 10/15/20 (b)	45,000	38,700
Lyon William Homes, Inc., 8.500%, 11/15/20	60,000	63,450
Taylor Morrison, 5.250%, 4/15/21 (b)	5,000	5,000
		107,150
Building Materials: 2.9%
Griffon Corp., 5.250%, 3/1/22	40,000	38,150
HD Supply Holdings, Inc., 5.250%, 12/15/21 (b)	25,000	25,500
HD Supply Holdings, Inc., 7.500%, 7/15/20	50,000	52,000
U.S. Concrete, Inc., 8.500%, 12/1/18	35,000	36,225
		151,875
Chemical Companies: 0.9%
Celanese US Holdings, 4.625%, 11/15/22	25,000	24,625
Rentech Nitrogen Partners, L.P.,
6.500%, 4/15/21 (b)	25,000	24,250
		48,875
Computer Hardware: 0.8%
Dell, Inc., 5.400%, 9/10/40	25,000	18,250
Qorvo, Inc., 6.750%, 12/1/23 (b)	25,000	25,500
		43,750
Consumer/Commercial/Lease Financing: 4.8%
Aircastle Ltd., 6.250%, 12/1/19	50,000	53,750
Ally Financial, Inc., 8.000%, 11/1/31	25,000	28,875
Ally Financial, Inc., 5.750%, 11/20/25	30,000	30,375
Ally Financial, Inc., 5.125%, 9/30/24	50,000	51,187
Credit Acceptance Corp., 6.125%, 2/15/21	30,000	29,400
Provident Funding Associates, L.P.,
6.750%, 6/15/21 (b)	60,000	58,050
		251,637
Consumer - Products: 1.8%
Radio Systems Corp., 8.375%, 11/1/19 (b)	45,000	46,688
Revlon Consumer Products Corp.,
5.750%, 2/15/21	20,000	19,350
Spectrum Brands, Inc., 6.625%, 11/15/22	25,000	26,375
		92,413
Diversified Capital Goods: 2.2%
Anixter International, Inc., 5.125%, 10/1/21	50,000	50,000
Gardner Denver, Inc., 6.875%, 8/15/21 (b)	20,000	15,300
Park-Ohio Industries, Inc., 8.125%, 4/1/21	50,000	51,625
		116,925

	Principal	Value
Electric - Generation: 2.6%
Calpine Corp., 5.375%, 1/15/23	45,000	40,388
Dynegy, Inc., 6.750%, 11/1/19	10,000	9,400
GenOn Escrow Corp., 9.500%, 10/15/18	45,000	36,352
NRG Energy, Inc., 6.625%, 3/15/23	60,000	52,050
		138,190
Energy - Exploration & Production: 1.8%
Bonanza Creek Energy, Inc., 6.750%, 4/15/21	65,000	39,325
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	40,000	34,950
Everest Acquisition Finance, Inc.,
9.375%, 5/1/20	30,000	19,125
		93,400
Food - Wholesale: 0.5%
JBS USA, Inc., 5.875%, 7/15/24 (b)	30,000	27,150
Forestry/Paper: 0.6%
Xerium Technologies, Inc., 8.875%, 6/15/18	30,000	29,404
Gaming: 3.9%
Boyd Gaming Corp., 6.875%, 5/15/23	35,000	35,962
Golden Nugget Escrow, Inc.,
8.500%, 12/1/21 (b)	50,000	50,250
Isle Of Capri Casinos, Inc., 8.875%, 6/15/20	25,000	26,250
MGM Resorts International, 7.750%, 3/15/22	90,000	95,625
		208,087
Gas Distribution: 9.8%
DCP Midstream Partners, L.P.,
5.600%, 4/1/44	95,000	57,636
DCP Midstream Partners, L.P.,
4.950%, 4/1/22	33,000	27,008
Kinder Morgan Energy Partners, L.P.,
5.950%, 2/15/18	10,000	10,254
Kinder Morgan, Inc., 5.625%, 11/15/23 (b)	10,000	9,147
Rockies Express Pipeline, 6.875%, 4/15/40 (b)	310,000	266,600
Sabine Pass LNG, L.P., 6.500%, 11/1/20	85,000	82,450
Sunoco, L.P., 5.500%, 8/1/20 (b)	25,000	23,688
Targa Resources Partners, L.P.,
5.000%, 1/15/18 (b)	15,000	13,875
Targa Resources Partners, L.P.,
6.875%, 2/1/21	30,000	27,150
		517,808
Health Services: 3.3%
Acadia Healthcare Company, Inc.,
6.125%, 3/15/21	70,000	71,050
AmSurg Corp., 5.625%, 7/15/22	20,000	19,800
HealthSouth Corp., 5.750%, 9/15/25 (b)	30,000	27,900
Select Medical Corp., 6.375%, 6/1/21	65,000	56,875
		175,625
Hospitals: 3.4%
Community Health Systems, Inc.,
6.875%, 2/1/22	60,000	56,925
HCA Holdings, Inc., 7.500%, 2/15/22	15,000	16,612
HCA Holdings, Inc., 5.375%, 2/1/25	20,000	19,750
Tenet Healthcare Corp., 8.125%, 4/1/22	45,000	44,888
Tenet Healthcare Corp., 6.875%, 11/15/31	50,000	40,500
		178,675

The accompanying notes are an integral part of the financial statements.

9

PENN CAPITAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

	Principal	Value
Hotels: 1.5%
FelCor Lodging Partnership Ltd., 5.625%, 3/1/23	40,000	40,600
Ryman Hospitality Properties, Inc.,
5.000%, 4/15/21	40,000	40,700
		81,300
Household & Leisure Products/Durables: 0.9%
Serta Simmons Holdings, 8.125%, 10/1/20 (b)	45,000	47,025
Investments & Miscellaneous
Financial Services: 2.0%
E*Trade Financial Corp., 5.375%, 11/15/22	50,000	52,375
First Data Corp., 7.000%, 12/1/23 (b)	55,000	55,000
		107,375
Media - Broadcast: 7.7%
Clear Channel Communications,
9.000%, 3/1/21	45,000	31,387
Entercom Communications, 10.500%, 12/1/19	70,000	72,450
Gray Television, Inc., 7.500%, 10/1/20	85,000	87,338
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	65,000	66,463
NuvoTV, Inc., 10.375%, 7/1/19 (b)	45,000	36,000
Radio One, Inc., 9.250%, 2/15/20 (b)	140,000	110,600
		404,238
Media - Services: 0.7%
Clear Channel Worldwide Holdings, Inc.,
7.625%, 3/15/20	40,000	36,400
Media - Cable: 4.5%
Aldephia Communications Corp.,
9.375%, 11/15/09	15,000	75
Cequel Communications Escrow,
6.375%, 9/15/20 (b)	15,000	14,662
CSC Holdings, Inc., 8.625%, 2/15/19	50,000	53,250
CSC Holdings, Inc., 6.750%, 11/15/21	50,000	49,125
Dish Network Corp., 6.750%, 6/1/21	30,000	30,225
Dish Network Corp., 7.875%, 9/1/19	20,000	21,750
Midcontinent Express Pipeline,
6.250%, 8/1/21 (b)	65,000	65,650
		234,737
Metals/Mining Excluding Steel: 0.7%
Alcoa, Inc., 5.125%, 10/1/24	40,000	36,400
Multi-Line Insurance: 0.6%
Hub International Ltd., 7.875%, 10/1/21 (b)	35,000	31,500
Non-Food & Drug Retailers: 2.0%
Dollar Tree, Inc., 5.750%, 3/1/23 (b)	25,000	26,063
J. C. Penney, Inc., 8.125%, 10/1/19	60,000	54,300
PetSmart, Inc., 7.125%, 3/15/23 (b)	25,000	24,787
		105,150
Oil Refining & Marketing: 1.3%
Western Refining Logistics, L.P.,
7.500%, 2/15/23	40,000	38,200
Western Refining, Inc., 6.250%, 4/1/21	30,000	28,800
		67,000
Packaging: 0.4%
Reynolds Group Issuer, 5.750%, 10/15/20	20,000	20,344

	Principal	Value
Pharmaceuticals & Devices: 3.8%
Jaguar Holding Co., 6.375%, 8/1/23 (b)	30,000	29,250
Kinetic Concepts, Inc., 12.500%, 11/1/19	45,000	40,950
Kinetic Concepts, Inc., 10.500%, 11/1/18	45,000	43,875
Valeant Pharmaceuticals International, Inc.,
5.625%, 12/1/21 (b)	30,000	27,600
Valeant Pharmaceuticals International, Inc.,
6.375%, 10/15/20 (b)	45,000	43,425
Valeant Pharmaceuticals International, Inc.,
5.875%, 5/15/23 (b)	15,000	13,388
		198,488
Printing & Publishing: 0.9%
Lee Enterprises, Inc., 9.500%, 3/15/22 (b)	50,000	46,000
Railroads: 0.7%
Watco Companies, 6.375%, 4/1/23 (b)	40,000	39,400
Real Estate Development
& Management: 0.8%
Realogy Group, 5.250%, 12/1/21 (b)	40,000	41,000
REITs: 1.0%
iStar, Inc., 5.000%, 7/1/19	55,000	53,419
Restaurants: 0.9%
P.F. Chang’s China Bistro,
10.250%, 6/30/20 (b)	60,000	49,200
Software/Services: 1.3%
Match Group, Inc., 6.750%, 12/15/22 (b)	25,000	24,750
Nuance Communications, Inc.,
5.375%, 8/15/20 (b)	45,000	45,059
		69,809
Support - Services: 2.6%
ADT Corp., 4.875%, 7/15/42	105,000	75,075
Ahern Rentals, Inc., 7.375%, 5/15/23 (b)	30,000	24,225
United Rentals, Inc., 5.500%, 7/15/25	40,000	38,800
		138,100
Telecom - Integrated/Services: 9.2%
Cincinnati Bell, Inc., 8.375%, 10/15/20	30,000	30,675
Cogent Communications Finance, Inc.,
5.625%, 4/15/21 (b)	50,000	46,500
CyrusOne, L.P., 6.375%, 11/15/22	75,000	77,250
EarthLink, Inc., 7.375%, 6/1/20	60,000	61,050
Equinix, Inc., 5.375%, 1/1/22	50,000	51,250
Frontier Communications Corp.,
6.875%, 1/15/25	55,000	45,306
Frontier Communications Corp.,
7.625%, 4/15/24	30,000	25,200
Intelsat Jackson Holdings Ltd.,
7.250%, 10/15/20	20,000	17,400
Level 3 Financing, Inc., 5.375%, 8/15/22	25,000	25,375
WaveDivision Escrow, 8.125%, 9/1/20 (b)	50,000	47,813
Windstream Corp., 7.750%, 10/1/21	40,000	31,475
Windstream Corp., 7.750%, 10/15/20	30,000	25,275
		484,569

The accompanying notes are an integral part of the financial statements.

10

PENN CAPITAL HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

	Principal	Value
Telecom - Wireless: 1.6%
Sprint Corp., 7.250%, 9/15/21	95,000	70,775
Sprint Nextel Corp., 7.000%, 8/15/20	20,000	15,450
		86,225
Transportation Excluding Air/Rail: 1.5%
Con-Way, Inc., 7.250%, 1/15/18	50,000	50,598
OPE KAG Finance Sub, Inc.,
7.875%, 7/31/23 (b)	30,000	29,812
		80,410
Total Corporate Bonds (cost $4,906,734)		4,775,984

	Shares	Value
Preferred Stocks: 0.0%
Spanish Broadcasting Systems, Inc. (a)	1	379
Total Preferred Stocks (cost $613)		379

Short-Term Investments: 7.5%
Short-Term Treasury Investment, 0.15% (c)	393,732	393,732
Total Short-Term Investments (cost $393,732)		393,732

Total Investments - 98.1% (cost $5,301,079)		5,170,095
Other Assets and Liabilities 1.9%		100,941
Net Assets: 100.0%		$5,271,036

(a)	No distribution or dividend was made during the period ended December 31, 2015. As such, it is classified as a non-income producing security as of December 31, 2015.

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Trustees. As of December 31, 2015, the value of these investments was $1,628,307, or 30.9% of total net assets.

(c)	Rate reported is the current yield as of December 31, 2015.
Country Exposure (as a percentage of total investments)
United States	97.36%
Canada	1.26%
Bermuda	1.04%
Luxembourg	0.34%

Asset Type (as a percentage of total investments)

The accompanying notes are an integral part of the financial statements.

11

PENN CAPITAL SENIOR FLOATING RATE INCOME FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

	Principal	Value
Bank Loans: 58.8%
Aerospace & Defense: 1.5%
TransDigm, Inc., 3.500%, 5/16/22	250,000	$241,608
Auto Parts & Equipment: 1.5%
TI Group Automotive Systems,
4.500%, 6/30/22	250,000	243,750
Automotive: 1.6%
Chrysler Group, 3.250%, 12/31/18	250,000	247,375
Chemical Companies: 3.1%
Huntsman International, 3.000%, 4/19/19	500,000	490,250
Computer Hardware: 3.1%
Avago Technologies, 4.000%, 11/11/22	250,000	247,033
Dell, Inc., 4.000%, 4/29/20	250,000	247,990
		495,023
Electric - Generation: 3.0%
Calpine Corp., 4.000%, 1/15/23	500,000	477,500
Food - Wholesale: 1.6%
Pinnacle Foods, Inc., 3.000%, 4/29/20	250,000	245,590
Food & Drug Retailers: 1.6%
Albertsons Companies, Inc., 5.500%, 12/21/22	250,000	248,250
Gaming: 1.6%
CityCenter Holdings, 4.250%, 10/16/20	250,000	247,875
Gas Distribution: 1.4%
Energy Transfer Equity, L.P.,
4.000%, 12/2/19	250,000	223,750
Health Services: 3.1%
Envision Healthcare, 4.500%, 10/28/22	500,000	496,250
Hospitals: 3.1%
Community Health Systems, Inc.,
4.000%, 1/27/21	500,000	491,430
Media - Broadcast: 3.1%
Charter Communications, 3.000%, 1/3/21	250,000	244,687
Univision Communications, Inc,
4.000%, 3/1/20	250,000	244,198
		488,885
Non-Food & Drug Retailers: 6.2%
Burlington Stores, Inc., 4.250%, 8/13/21	250,000	246,562
Hudson’s Bay, 4.750%, 9/30/22	250,000	248,563
PetSmart, Inc., 4.250%, 3/11/22	500,000	486,125
		981,250
Packaging: 1.6%
Berry Plastics Corp., 4.000%, 10/3/22	250,000	247,500
Pharmaceuticals & Devices: 3.1%
Valeant Pharmaceuticals International, Inc.,
4.000%, 4/1/22	250,000	239,938
Endo Pharmaceuticals, Inc., 3.750%, 9/26/22	250,000	246,355
		486,293
Printing & Publishing: 3.1%
Tribune Media Company, 3.750%, 12/27/20	250,000	245,860
US Airways, 3.500%, 5/23/19	250,000	246,980
		492,840
	Principal	Value
Software/Services: 4.7%
First Data Corp., 3.920%, 3/23/18	500,000	492,845
HD Supply, Inc., 3.750%, 8/13/21	250,000	243,542
		736,387
Support - Services: 3.1%
Hertz Corp., 3.750%, 3/11/18	250,000	249,062
ServiceMaster Co., 4.250%, 7/1/21	250,000	246,875
		495,937
Telecom - Fixed Line: 3.1%
Crown Castle Operating Co., 3.000%, 1/31/21	500,000	497,190
Telecom - Integrated/Services: 4.6%
Altice Financing, 5.250%, 2/4/22	250,000	248,672
Numericable, 4.750%, 1/31/23	500,000	479,465
		728,137
Total Bank Loans (cost $9,404,027)		9,303,070

Corporate Bonds: 3.2%
Consumer/Commercial/Lease Financing: 0.6%
Ally Financial, Inc., 2.750%, 1/30/17	100,000	99,750
Gas Distribution: 0.6%
Hiland Partners, L.P., 7.250%, 10/1/20 (a)	100,000	101,000
Hospitals: 0.6%
Tenet Healthcare Co., 4.012%, 6/15/20 (a)	100,000	97,500
Investments & Miscellaneous Financial
Services: 0.7%
E*Trade Financial Co., 5.375%, 11/15/22	100,000	104,750
Media - Cable: 0.7%
CSC Holdings, Inc., 8.625%, 2/15/19	100,000	106,500
Total Corporate Bonds (cost $514,248)		509,500

	Shares	Value
Short-Term Investments: 97.4%
Short Term Treasury Investment, 0.15% (b)	15,423,603	15,423,603
Total Short-Term Investments
(cost $15,423,603)		15,423,603

Total Investments - 159.4% (cost $25,341,878)		25,236,173
Liabilities in Excess of Other Assets (59.4)% (c)		(9,402,355)
Net Assets: 100.0%		$15,833,818

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Trustees. As of December 31, 2015, the value of these investments was $198,500, or 1.3% of total net assets.

(b)	Rate reported is the current yield as of December 31, 2015.

(c)	The Liabilities in Excess of Other Assets is attributable to unsettled trades routine for the settlement process for bank loans.

The accompanying notes are an integral part of the financial statements.

12

PENN CAPITAL SENIOR FLOATING RATE INCOME FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

Country Exposure (as a percentage of total investments)
United States	100%

Asset Type (as a percentage of total investments)

The accompanying notes are an integral part of the financial statements.

13

PENN CAPITAL FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 2015

	PENN Capital Small/Mid Cap Equity Fund	PENN Capital Small Cap Equity Fund	PENN Capital High Yield Fund	PENN Capital Senior Floating Rate Income Fund
Assets
Investments, at fair value (1)	$10,006,314	$397,386	$5,170,095	$25,236,173
Receivables:
Investments sold	25,056	—	23,769	—
Advisor reimbursement due	17,835	3,809	25,435	26,481
Dividends and interest	1,139	61	88,344	8,152
Prepaid expenses	167	—	167	167
Total assets	10,050,511	401,256	5,307,810	25,270,973

Liabilities
Payables:
Investments purchased	25,069	1,021	9,570	9,404,026
Accrued expenses:
Administration fees	6,172	417	7,519	11,000
Professional fees	5,118	309	6,137	6,138
Transfer agent fees and expenses	3,210	1,324	3,210	3,210
Distribution and service fees	1,280	21	688	1,658
Trustee fees and expenses	762	105	762	762
Other accrued expenses	8,803	1,784	8,888	10,361
Total liabilities	50,414	4,981	36,774	9,437,155
Net assets	$10,000,097	$396,275	$5,271,036	$15,833,818

Composition of Net Assets
Paid-in capital	$10,545,021	$395,000	$5,466,612	$15,945,655
Accumulated net investment income (loss)	(6,506)	(90)	(973)	(6,132)
Accumulated net realized gain (loss) on investments	(33,923)	40	(63,619)	—
Net unrealized appreciation (depreciation) on investments	(504,495)	1,325	(130,984)	(105,705)
Net assets	$10,000,097	$396,275	$5,271,036	$15,833,818

Institutional Class
Net assets applicable to outstanding shares	$10,000,097	$396,275	$5,271,036	$15,833,818
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,054,565	39,369	546,038	1,595,859
Net asset value per share outstanding	$9.48	$10.07	$9.65	$9.92

Investor Class
Net assets applicable to outstanding shares	$—	$—	$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	—	—	—
Net asset value per share outstanding	$—	$—	$—	$—

(1) Investment in securities at cost	$10,510,809	$396,061	$5,301,079	$25,341,878

The accompanying notes are an integral part of the financial statements.

14

PENN CAPITAL FUNDS TRUST
STATEMENTS OF OPERATIONS (UNAUDITED)

	PENN Capital Small/Mid Cap Equity Fund	PENN Capital Small Cap Equity Fund	PENN Capital High Yield Fund	PENN Capital Senior Floating Rate Income Fund
Investment Income (Loss)	Period from December 1, 2015(a) through December 31, 2015	Period from December 18, 2015(a) through December 31, 2015	Period from December 1, 2015(a) through December 31, 2015	Period from December 1, 2015(a) through December 31, 2015
Income
Dividends*	$2,526	$53	$—	$—
Interest	12	8	34,095	2,048
Total income	2,538	61	34,095	2,048

Expenses
Investment advisory fees	7,678	132	3,165	7,628
Administration and accounting	6,172	417	7,518	11,000
Professional fees	5,119	309	6,137	6,137
Shareholder communication	3,529	218	3,529	3,529
Registration	3,210	1,147	3,380	3,210
Transfer agent expense	3,210	1,324	3,210	3,210
Compliance fees	1,694	174	1,694	1,694
Shareholder servicing fees	1,280	21	688	1,658
Trustees	762	105	762	762
Custodian	576	102	576	2,134
Insurance	565	105	565	565
Miscellaneous	762	38	678	762
Total expenses	34,557	4,092	31,902	42,289
Expense waiver from Advisor	(25,513)	(3,941)	(28,600)	(34,109)
Net expenses	9,044	151	3,302	8,180
Net investment income (loss)	(6,506)	(90)	30,793	(6,132)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(33,923)	40	(63,619)	—
Net change in unrealized appreciation (depreciation)	(504,495)	1,325	(130,984)	(105,705)
Net realized and unrealized gain (loss) on investments	(538,418)	1,365	(194,603)	(105,705)
Net increase (decrease) in net assets resulting from operations	$(544,924)	$1,275	$(163,810)	$(111,837)

* Foreign taxes withheld	$68	$—	$—	$—

(a)     Commencement of operations.

The accompanying notes are an integral part of the financial statements.

15

PENN CAPITAL FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	PENN Capital Small/Mid Cap Equity Fund	PENN Capital Small Cap Equity Fund	PENN Capital High Yield Fund	PENN Capital Senior Floating Rate Income Fund
Increase (Decrease) in Net Assets	Period from December 1, 2015(a) through December 31, 2015	Period from December 18, 2015(a) through December 31, 2015	Period from December 1, 2015(a) through December 31, 2015	Period from December 1, 2015(a) through December 31, 2015
Operations
Net investment income (loss)	$(6,506)	$(90)	$30,793	$(6,132)
Net realized gain (loss) on investments	(33,923)	40	(63,619)	—
Net change in unrealized appreciation (depreciation)	(504,495)	1,325	(130,984)	(105,705)
Net increase (decrease) in net assets resulting from operations	(544,924)	1,275	(163,810)	(111,837)

Dividends and distributions to shareholders
From net investment income
Institutional Class	—	—	(31,766)	—
Total dividends and distributions to shareholders	—	—	(31,766)	—

Capital share transactions (Note 6)
Net proceeds from sale of shares	37,137	395,000	41,500	15,845,655
Proceeds from Transfer In-Kind	10,547,899	—	5,612,139	—
Dividends and distributions reinvested	—	—	31,382	—
Cost of shares redeemed	(40,015)	—	(218,409)	—
Net increase (decrease) in net assets resulting from capital share transactions	10,545,021	395,000	5,466,612	15,845,655

Net increase (decrease) in net assets	10,000,097	396,275	5,271,036	15,733,818

Net Assets
Beginning of period	—	—	—	100,000
End of period	$10,000,097	$396,275	$5,271,036	$15,833,818
Accumulated net investment income (loss) at the end of period	$(6,506)	$(90)	$(973)	$(6,132)

(a)    Commencement of operations.

The accompanying notes are an integral part of the financial statements.

16

PENN CAPITAL FUNDS TRUST
FINANCIAL HIGHLIGHTS (UNAUDITED)*

	Per Common Share Data(a)											Supplemental data and ratios
		Income from				Distributions to
		investment operations				shareholders
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses)	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (in 000’s)	Ratio of expenses to average net assets, including waivers(b)	Ratio of expenses to average net assets, excluding waivers(b)	Ratio of net investment income (loss) to average net assets, including waivers(b)	Ratio of net investment income (loss) to average net assets, excluding waivers(b)	Portfolio turnover rate(c)
PENN Capital Small/Mid Cap Equity Fund																	5	%(d)
Institutional Class	$10.00	(0.01)		(0.51)	(0.52)	—	—	—	$9.48	(5.20	)%(d)	$10,000	1.06%	4.05%	(0.76)%	(3.75)%
12/1/15(e) to 12/31/15

PENN Capital Small Cap Equity Fund																	1	%(d)
Institutional Class	$10.00	0.00	(f)	0.07	0.07	—	—	—	$10.07	0.70	%(d)	$396	1.09%	29.44%	(0.65)%	(29.00)%
12/18/15(e) to 12/31/15

PENN Capital High Yield Fund																	25	%(d)
Institutional Class	$10.00	0.06		(0.35)	(0.29)	(0.06)	—	(0.06)	$9.65	(2.91	)%(d)	$5,271	0.72%	6.96%	6.72%	0.48%
12/1/15(e) to 12/31/15

PENN Capital Senior Floating Rate Income Fund																	0	%(d)
Institutional Class	$10.00	0.00	(f)	(0.08)	(0.08)	—	—	—	$9.92	(0.80	)%(d)	$15,834	0.74%	3.83%	(0.55)%	(3.64)%
12/1/15(e) to 12/31/15

*	No information is provided for Investor Class shares because shares of that Class had not yet been issued as of December 31, 2015.

(a)	Information presented related to a share outstanding for the entire period.

(b)	Annualized for periods less than one full year.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	Not annualized.

(e)	Commencement of operations.

(f)	Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

17

PENN CAPITAL FUNDS TRUST
Notes to the Financial Statements
DECEMBER 31, 2015 (UNAUDITED)

1. Organization

PENN Capital Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust consists of four series: the PENN Capital Small/Mid Cap Equity Fund, the PENN Capital Small Cap Equity Fund, the PENN Capital High Yield Fund and the PENN Capital Senior Floating Rate Income Fund (collectively referred to as the “Funds” and each individually referred to as a “Fund”). The Funds follow the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services- Investment Companies.”

The PENN Capital Small/Mid Cap Equity Fund and PENN Capital Small Cap Equity Fund’s investment objective is to seek to provide capital appreciation.

A privately offered fund managed by PENN Capital Management Company, Inc. (the “Advisor”) reorganized into the PENN Capital Small/Mid Cap Equity Fund after the close of business on November 30, 2015, with the PENN Capital Small/Mid Cap Equity Fund commencing operations on December 1, 2015. The reorganization consisted of the transfer of the assets and stated liabilities of the private fund to the PENN Capital Small/Mid Cap Equity Fund in exchange for Institutional Class shares of the PENN Capital Small/Mid Cap Equity Fund, which were then distributed to the private fund partners. The reorganization was non-taxable, whereby the Fund issued 1,054,790 shares. The fair value received by the Fund was $10,547,899. For financial reporting purposes, assets received and shares issued were at fair value; however, the cost basis of the investment received was carried forward to align ongoing reporting of the unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The PENN Capital Small Cap Equity Fund commenced operations on December 18, 2015.

The PENN Capital High Yield Fund’s investment objective is to seek to provide total return through interest income and capital appreciation.

A privately offered fund managed by the Advisor reorganized into the PENN Capital High Yield Fund after the close of business on November 30, 2015, with the PENN Capital High Yield Fund commencing operations on December 1, 2015. The reorganization consisted of the transfer of the assets and stated liabilities of the private fund to the PENN Capital High Yield Fund in exchange for Institutional Class shares of the PENN Capital High Yield Fund, which were then distributed to the private fund partners. The reorganization was non-taxable, whereby the Fund issued 561,214 shares. The fair value received by the Fund was $5,612,139. For financial reporting purposes, assets received and shares issued were at fair value; however, the cost basis of the investment received was carried forward to align ongoing reporting of the unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The PENN Capital Senior Floating Rate Income Fund’s investment objective is to seek to provide current income. The PENN Capital Senior Floating Rate Income Fund commenced operations on December 1, 2015.

Each Fund’s investment objective is non-fundamental, and may be changed by the Trust’s Board of Trustees (the “Board” or “Trustees”) without shareholder approval. Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are nonfundamental. The Advisor serves as the investment advisor to the Funds.

The Trust offers two classes of shares of each Fund: Institutional Class and Investor Class. Neither class has a front-end or back-end sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

18

PENN CAPITAL FUNDS TRUST
Notes to the Financial Statements
DECEMBER 31, 2015 (UNAUDITED)

A. Investment Valuation

The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

The fair value of each security listed or traded on any recognized securities exchange or automated quotation system will be the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded. If there is no such reported sale on an exchange, the portfolio security will be valued at the mean between the most recent quoted bid and asked price.

Options contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the mean of the most recent quoted bid and asked prices. Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the most recent quoted bid and asked price. Futures contracts are valued at the most recent daily quoted settlement price.

Fixed Income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank Loans shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

19

PENN CAPITAL FUNDS TRUST
Notes to the Financial Statements
DECEMBER 31, 2015 (UNAUDITED)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of December 31, 2015 in valuing each Fund’s investments:

PENN Capital Small/Mid Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$9,558,039	$—	$—	$9,558,039
Real Estate Investment Trusts (REITs)	221,948	—	—	221,948
Short-Term Investments(b)	—	—	—	226,327
Total Investments in Securities	$9,779,987	$—	$—	$10,006,314

PENN Capital Small Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$383,719	$—	$—	$383,719
Real Estate Investment Trusts (REITs)	9,772	—	—	9,772
Short-Term Investments(b)	—	—	—	3,895
Total Investments in Securities	$393,491	—	$—	$397,386

PENN Capital High Yield Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$4,775,984	$—	$4,775,984
Preferred Stocks	—	—	379	379
Short-Term Investments(b)	—	—	—	393,732
Total Investments in Securities	$—	$4,775,984	$379	$5,170,095

PENN Capital Senior Floating Rate Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$9,303,070	$—	$9,303,070
Corporate Bonds	—	509,500	—	509,500
Short-Term Investments(b)	—	—	—	15,423,603
Total Investments in Securities	$—	$9,812,570	$—	$25,236,173

(a)	All other industry classifications are identified in the Schedule of Investments for each Fund.

(b)	Certain investments are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient to fair value. The investments noted have used net asset value as a practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of December 31, 2015:

Type of Assets	Fair value as of December 31, 2015	Valuation Techniques(s)	Unobservable Input
PENN Capital High Yield Fund Preferred Stock
Spanish Broadcasting Systems, Inc.	$379	Broker Quote	—

20

PENN CAPITAL FUNDS TRUST
Notes to the Financial Statements
DECEMBER 31, 2015 (UNAUDITED)

The following table reconciles Level 3 investments based on the inputs used to determine fair value:

	Balance as of December 1, 2015	Purchases	Sales	Accretion of Discount	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Balance as of December 31, 2015	Change in Unrealized Appreciation / Depreciation from Investments Held as of December 31, 2015
PENN Capital High Yield Fund
Preferred Stock
Spanish Broadcasting Systems, Inc.	$—	$613	$—	$—	$—	$(234)	$379	$(234)

The Funds disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended December 31, 2015.

B. Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C. Expenses

The Trust’s expenses are allocated to the individual Fund in proportion to the net assets of the respective Fund when the expenses were incurred, except where direct allocations of expenses can be made.

D. Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E. Dividends and Distributions

Dividends and distributions to Shareholders are recorded on the ex-date. The PENN Capital High Yield Fund and the PENN Capital Senior Floating Rate Income Fund declare and distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. The PENN Capital Small/Mid Cap Equity Fund and the PENN Capital Small Cap Equity Fund declare and distribute their net investment income annually and make distributions of net realized capital gains, if any, at least annually.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that income or realized gains (losses) were recorded by each Fund.

F. Federal Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

21

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2015 (UNAUDITED)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period and have no provision for taxes in the financial statements. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

G. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and each Fund. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and considers the risk of loss to be remote.

3. Agreements and Related Party Transactions

Investment Advisory Agreement

The Trust has entered into an investment advisory agreement with the Advisor. Under the terms of the agreement, each Fund pays the Advisor a fee, payable at the end of each month, at an annual rate, set forth in the table below, of the respective Fund’s average daily net assets.

PENN Capital Small/Mid Cap Equity Fund	0.90%
PENN Capital Small Cap Equity Fund	0.95%
PENN Capital High Yield Fund	0.69%
PENN Capital Senior Floating Rate Income Fund	0.69%

The Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the total annual operating expenses of the Funds (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. The expense limitation agreement will remain in place for the period ending November 30, 2016. Thereafter, the expense limitation agreement for the Funds will be reviewed each year, at which time the continuation of the expense limitation agreement will be discussed by the Advisor and the Board.

	Institutional Class	Investor Class
PENN Capital Small/Mid Cap Equity Fund	1.06%	1.31%
PENN Capital Small Cap Equity Fund	1.09%	1.34%
PENN Capital High Yield Fund	0.72%	0.97%
PENN Capital Senior Floating Rate Income Fund	0.74%	0.99%

22

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2015 (UNAUDITED)

Any waived or reimbursed expenses by the Advisor to the Funds are subject to repayment by the Fund in the three fiscal years following the fiscal year in which the payment was made, provided that the respective Fund is able to make the repayment without exceeding the Fund’s expense limitation. The Advisor’s waived fees and paid expenses that are subject to potential recoupment are as follows:

Period Incurred	Amount Waived	Amount Recouped	Amount Subject to Potential Recoupment	Expiration Date
PENN Capital Small/Mid Cap Equity Fund December 31, 2015	$25,513	$—	$25,513	June 30, 2019

PENN Capital Small Cap Equity Fund December 31, 2015	3,941	—	3,941	June 30, 2019

PENN Capital High Yield Fund December 31, 2015	28,600	—	28,600	June 30, 2019

PENN Capital Senior Floating Rate Income Fund December 31, 2015	34,109	—	34,109	June 30, 2019

Certain Officers and Trustees of the Funds are also Officers of the Advisor.

The Trust has engaged Foreside Fund Officers Services, LLC (“Foreside”) to provide compliance services including the appointment of the Funds’ Chief Compliance Officer. The Trust pays Foreside an annual fee of $50,000 for the first Fund and an additional $5,000 for each additional Fund in the Trust.

Distribution Agreement

Foreside Fund Services, LLC is the Trust’s distributor and principal underwriter (“the Distributor”). The Trust has adopted a plan of distribution under Rule 12b-1 of the 1940 Act applicable to the Investor Class. Under the plan, 12b-1 distribution fees at an annual rate of 0.25% of average daily net assets of Investor Class shares are paid to the Distributor or others for distribution and shareholder services. For the period ended December 31, 2015 there were no distribution fees paid.

The Trust has engaged U.S. Bancorp Fund Services, LLC to serve as the Funds’ administrator, fund accountant, and transfer agent. The Trust has engaged U.S. Bank, N.A. to serve as the Funds’ custodian.

4. Federal Tax Information

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differences in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), undistributed net realized gain (loss) and additional paid-in capital.

23

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2015 (UNAUDITED)

The following information is provided on a tax basis as of December 31, 2015:

	PENN Capital Small/Mid Cap Equity Fund	PENN Capital Small Cap Equity Fund	PENN Capital High Yield Fund	PENN Capital Senior Floating Rate Income Fund
Cost of Investments	$10,510,809	$396,061	$5,301,079	$25,341,878
Gross unrealized appreciation	101,250	6,739	14,540	3,965
Gross unrealized depreciation	(605,745)	(5,414)	(145,524)	(109,670)
Net unrealized appreciation (depreciation)	$(504,495)	$1,325	$(130,984)	$(105,705)

5. Investment Transactions

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended December 31, 2015, were as follows:

	Purchases	Sales
PENN Capital Small/Mid Cap Equity Fund	$11,149,091	$468,256
PENN Capital Small Cap Equity Fund	393,945	1,818
PENN Capital High Yield Fund	6,993,899	1,299,722
PENN Capital Senior Floating Rate Income Fund	9,925,349	—

For the period ended December 31, 2015 the cost of securities is inclusive of $10,547,899 and $5,612,139 of transfers in-kind for the PENN Capital Small/Mid Cap Equity Fund and the PENN Capital High Yield Fund respectively.

6. Capital Share Transactions

	PENN Capital Small/Mid Cap Equity Fund	PENN Capital Small Cap Equity Fund	PENN Capital High Yield Fund	PENN Capital Senior Floating Rate Income Fund
Institutional Shares
Shares sold	1,058,690	39,369	565,490	1,595,859
Shares sold to holders in reinvestment of dividends	—	—	3,252	—
Shares redeemed	(4,125)	—	(22,704)	—
Net increase	1,054,565	39,369	546,038	1,595,859

Institutional Amount
Shares sold	$10,585,036	$395,000	$5,653,639	$15,845,655
Shares sold to holders in reinvestment of dividends	—	—	31,382	—
Shares redeemed	(40,015)	—	(218,409)	—
Net increase	$10,545,021	$395,000	$5,466,612	$15,845,655

7. Line of Credit

Prior to commencing operations, on November 16, 2015, the PENN Capital Senior Floating Rate Income Fund entered into a Credit Agreement with a line of credit equal to the lesser of (i) $3.0 Million, (ii) 20% of the gross market value of the Fund or (iii) 33.3% of the net market value of the Fund. Borrowings pursuant to the agreement are collateralized by the investments in the Fund. The line of credit is intended to provide short term financing, if necessary, in connection with shareholder redemptions. The Fund did not utilize any borrowings under the line of credit for the period ended December 31, 2015.

24

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2015 (UNAUDITED)

8. Subsequent Events:

On February 1, 2016, the PENN Capital High Yield Fund declared a distribution payable of $0.05 per share, to Institutional Class shareholders of record January 29, 2016, and payable on February 1, 2016.

Except as disclosed above, as of the date the financial statements were issued, Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

25

PENN CAPITAL FUNDS TRUST
Additional Information
DECEMBER 31, 2015 (UNAUDITED)

Trustee and Officer Compensation

The Trust does not compensate any of its trustees who are interested persons nor any of its officers. The Trust did not pay any special compensation to any of its trustees or officers. The Statement of Additional Information includes additional information about the trustees and is available on the Trust’s website at www.penncapitalfunds.com or the SEC’s website at www.sec.gov.

Proxy Voting Policies

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund is available in the Statement of Additional Information on the Trust’s website www.penncapitalfunds.com and is also available to shareholders without charge by visiting the SEC’s website at www.sec.gov. When available, information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling 844-302-7366 and (2) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. Each Fund’s Form N-Q and Statement of Additional Information are available without charge by visiting the SEC’s website at www.sec.gov. In addition, you may review and copy each Fund’s Form N-Q at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call (844) 302-7366 to request individual copies of these documents. The Transfer Agent will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At the October 21, 2015 meeting and, with respect to the PENN Capital Small Cap Equity Fund only, the December 7, 2015 meeting (collectively, the “Meeting”) of the Board of Trustees (the “Board” or “Trustees”) of the PENN Capital Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), approved (i) PENN Capital Management Company, Inc. (the “Adviser”) as the investment adviser to the PENN Capital Small/Mid Cap Equity Fund, PENN Capital Small Cap Equity Fund, PENN Capital High Yield Fund and PENN Capital Senior Floating Rate Income Fund series of the Trust (each a “Fund” and collectively, the “Funds”) and (ii) the investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”).

In connection with considering the approval of the Investment Advisory Agreement on behalf of the Funds, the Independent Trustees met in executive session. The Board, including the Independent Trustees, evaluated the terms of the Investment Advisory Agreement, reviewed the information provided by the Adviser in connection with the consideration of approving the Investment Advisory Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the agreement.

In considering approval of the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting and other information from counsel and from the Adviser, including: (i) a copy of the form of Investment Advisory Agreement; (ii) information describing the nature, quality and extent of the services that the Adviser expected to provide to the Funds; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management teams and compliance program; (iv) information describing each Fund’s anticipated advisory fee and operating expenses; (v) a copy of the current Form ADV for the Adviser; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the advisory fee and expenses of each Fund to other investment companies considered to be in the Fund’s peer group.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services expected to be provided to each Fund by the Adviser; (ii) the Adviser’s personnel and operations; (iii) each Fund’s proposed expense level; (iv) the anticipated profitability to the Adviser under the Investment Advisory Agreement at certain asset levels; (v) any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of potential asset growth on each Fund’s expenses; and (vii) possible conflicts of interest.

The Board, including the Independent Trustees, considered the following in respect of each Fund:

(a)	The nature, extent and quality of services expected to be provided by the Adviser to the Funds; the Adviser’s personnel and operations. The Board reviewed the services that the Adviser expected to provide to each Fund. The Board noted the responsibilities that the Adviser would have as the Funds’ investment adviser, including: the responsibility for the management and investment of each Fund’s securities portfolio; executing portfolio security trades; monitoring compliance with each Fund’s investment objective, policies and limitations; the responsibility for quarterly reporting to the Board; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to each Fund.

The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on their experience, personnel, operations and resources.

(b)	Comparison of services expected to be provided and fees to be paid to those under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits. The Board compared both the services to be provided and the proposed fees to be paid under other contracts of the Adviser, and under contracts of other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s proposed advisory fee and projected expense ratio to other investment companies considered to be in that Fund’s peer group. The Board noted that the Adviser proposed to enter into an Expense Limitation Agreement whereby the Adviser would waive advisory fees and/or reimburses expenses to keep the Funds’ expenses from exceeding certain levels. The Board received and considered information about the fee rates charged to other accounts and clients that are managed by the Adviser, including information about the differences in services provided to the non-registered investment company clients. The Board also discussed the anticipated costs, including operational costs, and the Adviser’s projected profitability in connection with its serving as each Fund’s investment adviser. In addition, the Board discussed the entrepreneurial risk undertaken by the Adviser in creating the Trust.

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With respect to the PENN Capital Small/Mid Cap Equity Fund, the Board considered that the Fund’s advisory fee was equal to the median of its peer group and the Fund’s total expenses (including the fee waiver) were below the median of its peer group. With respect to the PENN Capital Small Cap Equity Fund, the Board considered that the Fund’s advisory fee and total expenses (including the fee waiver) were above the median of its peer group. With respect to the PENN Capital High Yield Fund and PENN Capital Senior Floating Rate Income Fund, the Board considered that although each Fund’s advisory fee was above the median of its respective peer group, each Fund’s total expenses (including the fee waiver) were below the median of its respective peer group.

After comparing each Fund’s proposed fees with those of other funds in the Fund’s peer group, and considering the information about fee rates the Adviser charged to other accounts and clients, and in light of the nature, quality and extent of services proposed to be provided by the Adviser and the costs the Adviser expected to incur by providing those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to the Funds were fair and reasonable.

The Board considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable. The Board noted that since the Trust’s service providers are not affiliated with the Adviser, such services do not give rise to “fall-out” benefits for the Adviser.

(c)	The extent to which economies of scale would be realized as the Funds grow, and whether fee levels would reflect such economies of scale. The Board discussed potential economies of scale. Since the Trust is newly formed, the Funds had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.

(d)	Investment performance of the Funds and the Adviser. Because each Fund is newly formed and had not commenced operations, the Board did not consider a Fund’s investment performance. Rather, the Board considered the Adviser’s performance managing other discretionary investment management accounts and pooled investment vehicles according to the Funds’ investment strategies.

Conclusion. No single factor was determinative to the Board’s decision. Based on the foregoing and such other matters as were deemed relevant, such as the Expense Limitation Agreement, the Board concluded that the proposed advisory fee rates and projected total expense ratios were reasonable in relation to the services to be provided by the Adviser to each Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar actual or anticipated size. As a result, the Board concluded that the initial approval of the Investment Advisory Agreement was in the best interests of each Fund.

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)    Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)     The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)     There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)     (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PENN Capital Funds Trust

By (Signature and Title)	/s/ Richard A. Hocker
Richard A. Hocker, President

Date	2/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Hocker
Richard A. Hocker, President

Date	2/26/2016

By (Signature and Title)	/s/ Gerald McBride
Gerald McBride, Treasurer

Date	2/25/2016